Property and Equipment (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Property and Equipment
Cost	$ 49,207	$ 45,471
Accumulated depreciation	37,773	34,654
Net	11,434	10,817
Computer equipment and software
Property and Equipment
Cost	44,304	40,937
Accumulated depreciation	34,275	31,660
Furniture and fixtures
Property and Equipment
Cost	1,533	1,553
Accumulated depreciation	1,283	1,257
Leasehold improvements
Property and Equipment
Cost	1,076	822
Accumulated depreciation	660	531
Equipment installed with customers
Property and Equipment
Cost	1,936	1,635
Accumulated depreciation	1,555	1,206
Assets under construction
Property and Equipment
Cost	$ 358	$ 524